Income Taxes (Composition of taxes on income from continuing operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ 381	$ 125
Income tax expense (recovery)	341	61
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	1,325	771
Canada
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	18	(19)
Deferred income taxes	20	45
Operating loss carry forwards	(46)	(48)
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	176	98
United States
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	(58)	(46)
Deferred income taxes	426	137
Investment tax credits	(10)	(9)
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	1,142	682
Other
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	0	1
Deferred income taxes	(9)	0
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	$ 7	$ (9)